Shareholders' equity (deficit) - Pricing model (Details)	Dec. 31, 2020 Y
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.13
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	65
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0